Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	Depreciation is provided at rates calculated to write off the cost of assets, less their estimated residual value on a straight line basis, over their expected lives:

Assets Under Construction	Not Depreciated
Plant and Equipment	5 years
Fixture and Fittings	5 years
Leasehold Improvements	Over the term of the lease or to the first-break clause, whichever is earlier
Computer Equipment	4 years

	Assets Under Construction	Plant and Equipment	Fixtures and Fittings	Leasehold Improvements	Computer Equipment	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At January 1, 2022	637	6,108	345	3,335	779	11,204
Additions	25,755	4,391	398	310	1,123	31,977
Reclassification of assets under construction	(4,053)	1,593	—	2,460	—	—
Foreign currency translation	—	42	3	—	2	47
At December 31, 2022	22,339	12,134	746	6,105	1,904	43,228

Additions	14,837	4,205	151	720	148	20,061
Reclassification of assets under construction	(31,045)	11,019	284	19,702	40	—
Disposals	—	(4)	—	—	—	(4)
Foreign currency translation	15	(88)	(7)	(50)	(4)	(134)
At December 31, 2023	6,146	27,266	1,174	26,477	2,088	63,151

Accumulated Depreciation
At January 1, 2022	—	1,301	102	829	232	2,464
Depreciation charge- R&D expenses	—	1,895	27	626	332	2,880
Depreciation charge- G&A expenses	—	—	25	136	51	212
Foreign currency translation	—	21	—	—	3	24
At December 31, 2022	—	3,217	154	1,591	618	5,580

Depreciation charge- R&D expenses	—	4,049	162	2,187	403	6,801
Depreciation charge- G&A expenses	—	—	61	399	69	529
Impairment charge- R&D expenses	1,307	—	—	—	—	1,307
Disposals	—	(1)	—	—	—	(1)
Foreign currency translation	—	(13)	(1)	(1)	(4)	(19)
At December 31, 2023	1,307	7,252	376	4,176	1,086	14,197

Carrying value
At December 31, 2023	4,839	20,014	798	22,301	1,002	48,954
At December 31, 2022	22,339	8,917	592	4,514	1,286	37,648